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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended or Quarter Ended: December 31, 2005


Check here is Amendment [ ] Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Highland Capital Management, L.P.
13455 Noel Road Suite 800
Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:       James D. Dondero
Title:      Principal
Phone:      972-628-4100

Signature, Place and Date of Signing:




/s/ James D. Dondero       Dallas, TX                    February 14, 2006
[Signature]                [City, State]                 [Date]


Report Type: (Check only one):

[X] 13F Holdings Report (Check here if all holdings of this reporting managers are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s). )

[ ] 13F Combination Report (Check here only if a portion of the holdings for this reporting manager are reported this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: none

Form 13F Information Table Entry Total: 40

Form 13 F Information Table Value Total:  334,485.82
                                         (Thousands)


List of Other included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE


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
                                                                                                                INVESTMENT
NAME OF ISSUER                      TITLE OF CLASS    CUSIP             VALUE         UNITS          SH/PRN     DISCRETION    VOTING
--------------                      --------------    -----             -----         ------         ------   --------------- ------
40/86 Strategic Income Fund         SH BEN INT        349739102    $1,037,504.00        111,80         SH        SOLE          SOLE

Amerivest Properties Inc            COM               03071L101    $582,132.00         139,600         SH        SOLE          SOLE

Bancroft Convertible Fund Inc       COM               059695106    $536,987.50          29,750         SH        SOLE          SOLE

Biolase Technology Inc.             COM               090911108    $948,181.29         118,671         SH        SOLE          SOLE

Caremark Rx Inc.                    COM               141705103    $1,294,750.00        25,000         SH        SOLE          SOLE

Centennial Bank Holdings            COM               151345303    $1,237,000.00       100,000         SH        SOLE          SOLE

COVAD Communications Group          COM               222814204    $2,092,300.00     2,135,000         SH        SOLE          SOLE

Covanta Holding Corp                COM               22282E102    $1,120,464.00        74,400         SH        SOLE          SOLE

Domino's Pizza, Inc.                COM               25754A201    $726,000.00          30,000         SH        SOLE          SOLE

Dreyfus High Yield Strategies
Fund                                SH BEN INT        26200S101    $517,125.00         131,250         SH        SOLE          SOLE

Ellsworth Convertible Growth
And Income Fund Inc                 COM               289074106    $533,520.00          68,400         SH        SOLE          SOLE

Home Depot                          COM               437076102    $5,262,400.00       130,000         SH        SOLE          SOLE

Hospitality Properties              COM SH BEN INT    44106M102    $1,203,000.00        30,000         SH        SOLE          SOLE

I2 Technologies                     COM               465754208    $1,069,298.13        75,783         SH        SOLE          SOLE

James River Coal Company            COM               470355207    $3,369,545.60        88,208         SH        SOLE          SOLE

JDS Uniphase                        COM               46612J101    $2,829,392.20     1,198,895         SH        SOLE          SOLE

Leap Wireless                       COM               521863308    $193,348,194.52   5,104,229         SH        SOLE          SOLE

Loral Space & Communication         COM               543881106    $13,203,259.00      467,372         SH        SOLE          SOLE



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
Mosaic Company                      COM               61945A107    $585,200.00         40,000          SH            SOLE      SOLE

NRG Energy, Inc.                    COM               629377508    $10,455,928.00     221,900          SH            SOLE      SOLE

Nutri/System Inc.                   PUT               67069D108    $112,000.00         16,000         PUT            SOLE      SOLE

Officemax Inc.                      COM               67622P101    $912,960.00         36,000          SH            SOLE      SOLE

Pathmark Stores                     COM               70322A101    $174,635.19         17,481          SH            SOLE      SOLE

Patterson-UTI Energy Inc            COM               703481101    $1,977,000.00       60,000          SH            SOLE      SOLE

Rhodia SA                           SPONSORED ADR     762397107    $714,446.00        338,600          SH            SOLE      SOLE

Rotech Healthcare Inc.              COM               778669101    $3,636,920.00      217,000          SH            SOLE      SOLE

Rural/Metro Corp.                   COM               781748108    $2,037,950.48      225,437          SH            SOLE      SOLE

Saks Incorporated                   COM               79377W108    $969,450.00         57,500          SH            SOLE      SOLE

Salomon Brothers High Income
Fund II Inc                         COM               794907105    $848,300.00         85,000          SH            SOLE      SOLE

Savvis Inc.                         COM               805423100    $712,795.50        950,394          SH            SOLE      SOLE

Shaw Group Inc.                     COM               820280105    $1,547,326.19       53,191          SH            SOLE      SOLE

Shiloh Industries, Inc              COM               824543102    $1,877,605.00      140,750          SH            SOLE      SOLE

Skywest                             COM               830879102    $1,006,444.20       37,470          SH            SOLE      SOLE

Sprint Nextel Corporation           COM               852061100    $1,401,600.00       60,000          SH            SOLE      SOLE

Synagro Technologies, Inc.          COM               871562203    $2,117,538.00      500,600          SH            SOLE      SOLE

Trico Marine Services               COM               896106200    $10,953,800.00     421,300          SH            SOLE      SOLE

Trump Entertainment Resorts, Inc.   COM               89816T103    $15,217,192.98     755,946          SH            SOLE      SOLE

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
Unisource Energy Corp               COM               909205106    $2,340,000.00          75,000       SH            SOLE      SOLE

Walgreens Co                        COM               931422109    $39,834,000.00        900,000       SH            SOLE      SOLE

Walter Industries, Inc              COM               93317Q105    $4,141,676.00          83,300       SH            SOLE      SOLE

Total                                                              $334,485,820.78    15,351,227
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